Business Combinations - Schedule of Consideration Transferred for Acquisition (Parentheticals) (Details) - shares	Sep. 01, 2024	May 25, 2023
Acquisition of MG [Member]
Schedule of Consideration Transferred for Acquisition [Line Items]
Ordinary shares		10,035,783
Dragon Marketing [Member]
Schedule of Consideration Transferred for Acquisition [Line Items]
Ordinary shares	558,677